MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                        TWO WORLD TRADE CENTER
                       NEW YORK, NEW YORK 10048




                                                  November 25, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Dean Witter Developing Growth Securities Trust
     File 2-81151
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 25, 1998.




                                                  Very truly yours,
                                                  /S/Marilyn K. Cranney
                                                     Marilyn K. Cranney
                                                     Assistant Secretary





cc: Randolph Koch
    Barry Fink